EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator for basic and diluted net earnings (loss) per share:
Net income (loss)	$ (8,659)	$ 18,569	$ 24,950
Weighted average shares outstanding, net of treasury stock:
Denominator for basic net earnings (loss) per share	43,868,221	45,895,321	45,308,554
Effect of dilutive securities:
Employee stock options		843,283	1,586,061
Denominator for diluted net earnings (loss) per share	43,868,221	46,738,604	46,894,615
Basic net earnings (loss) per share	$ (0.20)	$ 0.40	$ 0.55
Diluted net earnings (loss) per share	$ (0.20)	$ 0.40	$ 0.53